Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]

December 31, 2019
	Foreign currency amount		USD Equivalent
	C$	ZAR	$
Cash and cash equivalents	195	2,588	330
Receivables	31	34	26
Accounts payable and accrued liabilities	(1,511)	(826)	(1,209)
RSU liability	(1,315)	-	(1,001)
Lease liability	(784)	-	(597)
Net exposure to foreign currency	(3,384)	1,796	(2,451)

December 31, 2018
	Foreign currency amount			USD Equivalent
	C$	ZAR	GBP	$
Cash and cash equivalents	162	2,556	-	311
Receivables	318	-	-	233
Accounts payable and accrued liabilities	(797)	(163)	(42)	(668)
Net exposure to foreign currency	(317)	2,393	(42)	(124)